Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Ms. Sweet(1)	Compensation Actually Paid to Ms. Sweet(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Company- Selected Measure (Operating Income)(7) (in thousands)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2025	$29,641,903	$16,552,177	$6,538,890	$4,184,446	$117	$251	$7,832,400	$10,840,988
2024	$24,915,146	$19,696,871	$7,541,398	$6,572,485	$151	$205	$7,419,197	$10,034,287
2023	$31,550,906	$28,942,633	$9,672,559	$9,633,011	$141	$148	$7,003,530	$9,873,035
2022	$33,701,108	$28,901,232	$11,074,958	$9,061,110	$123	$111	$6,988,960	$9,367,181
2021	$23,085,391	$37,443,329	$9,169,307	$17,503,467	$142	$129	$5,990,545	$7,621,529

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote	The dollar amounts reported are the amounts reported in the “Total” column of our Summary Compensation Table for Ms. Sweet.
Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 500 Information Technology Sector Index.
PEO Total Compensation Amount	$ 29,641,903	$ 24,915,146	$ 31,550,906	$ 33,701,108	$ 23,085,391
PEO Actually Paid Compensation Amount	$ 16,552,177	19,696,871	28,942,633	28,901,232	37,443,329
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table total compensation to determine the compensation actually paid for fiscal 2025:

Year	Reported Summary Compensation Table Total for Ms. Sweet	Minus: Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Compensation Actually Paid to Ms. Sweet
2025	$29,641,903	$22,876,232	$9,786,506	$16,552,177
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for fiscal 2025 include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During Year and Unvested at Year End	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$11,403,053	($4,663,067)	$6,544,806	($3,498,286)	$9,786,506
	The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant, as further described in Note 7 to the Summary Compensation Table. For performance-based awards, fair values were calculated based on the probable outcome of the performance conditions as of the relevant valuation date. With respect to the portion of key executive performance awards for which operating income targets had not yet been established, we have assumed target performance.
Non-PEO NEO Average Total Compensation Amount	$ 6,538,890	7,541,398	9,672,559	11,074,958	9,169,307
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,184,446	6,572,485	9,633,011	9,061,110	17,503,467
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs listed in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to the average Summary Compensation Table total compensation for fiscal 2025 to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Minus: Average Reported Value of Equity Awards(a)	Plus: Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Other NEOs
2025	$6,538,890	$4,255,210	$1,900,766	$4,184,446
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for fiscal 2025 include the addition (or subtraction, as applicable) of the following:

Year	Average Year End Fair Value of Equity Awards Granted During Year and Unvested at Year End	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years and Outstanding and Unvested as of Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$2,112,940	($718,048)	$1,219,541	($713,667)	$1,900,766
The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant, as further described in Note 7 to the Summary Compensation Table. For performance-based awards, fair values were calculated based on the probable outcome of the performance conditions as of the relevant valuation date. With respect to the portion of key executive performance awards for which operating income targets had not yet been established, we have assumed target performance.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (CAP) Versus TSR

CEO CAP	Average Other NEO CAP
Company Cumulative TSR	Peer Index Cumulative TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) Versus Net Income

CEO CAP	Average Other NEO CAP

Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) Versus Operating Income(1)

CEO CAP	Average Other NEO CAP

Operating Income

(1)See footnote 7 above.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to create 360° value for all. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Operating income
•Relative total shareholder return
•Earnings per share

Total Shareholder Return Amount					142	$ 123	$ 141	$ 151	$ 117
Peer Group Total Shareholder Return Amount					129	$ 111	$ 148	$ 205	$ 251
Net Income (Loss)	$ 7,832,400,000	$ 7,419,197,000	$ 7,003,530,000	$ 6,988,960,000	$ 5,990,545,000
Company Selected Measure Amount	10,840,988,000	10,034,287,000	9,873,035,000	9,367,181,000	7,621,529,000
PEO Name	Ms. Sweet	Ms. Sweet	Ms. Sweet	Ms. Sweet	Ms. Sweet
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income
Non-GAAP Measure Description	Operating income is the most heavily weighted performance measure under the Key Executive Performance Share Program, which is intended to be the most significant element of our named executive officers’ compensation over time, as described in greater detail in “Executive Compensation – Compensation Discussion and Analysis.” In accordance with the terms of such program, operating income for fiscal years 2023, 2024 and 2025 was adjusted for purposes of the Key Executive Performance Share Program and is calculated and shown here as GAAP operating income excluding the impact of business optimization initiatives. The Compensation, Culture & People Committee did not make any adjustments to GAAP operating income under the Key Executive Performance Share Program for fiscal years 2021 and 2022 and GAAP operating income is shown in this column for such years. See “Reconciliation of GAAP Measures to Non-GAAP Measures.”
Measure:: 2
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per share
PEO | Minus Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 22,876,232
PEO | Plus Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,786,506
PEO | Year End Fair Value of Equity Awards Granted During Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,403,053
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,663,067)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,544,806
PEO | Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,498,286)
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,786,506
Non-PEO NEO | Minus Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,255,210
Non-PEO NEO | Plus Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,900,766
Non-PEO NEO | Average Year End Fair Value of Equity Awards Granted During Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,112,940
Non-PEO NEO | Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,048)
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,219,541
Non-PEO NEO | Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(713,667)
Non-PEO NEO | Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,900,766